Trade and other receivables	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Trade and other receivables
14. Trade	and other receivables

The following table shows the amounts of Trade and other receivables as of June 30, 2018 and 2017:

	06.30.18	06.30.17
Post-dated checks	492,745	422,984
Lease and services receivables	474,311	338,595
Averaging of scheduled rent escalation	301,203	271,747
Debtors under legal proceedings	159,821	100,808
Consumer financing receivables	16,441	15,786
Property sales receivables	20,238	5,510
Less: allowance for doubtful accounts	(201,333)	(131,583)
Total trade receivables	1,263,426	1,023,847
Advance payments	271,800	285,158
Prepayments	150,666	113,190
Other receivables from partners of joint ventures (*)	88,133	89,131
VAT receivables	82,399	45,821
Loans	44,373	20,324
Other tax receivables	19,225	8,656
Expenses to be recovered	8,077	5,226
Others	7,451	6,108
Less: allowance for doubtful accounts	(166)	(165)
Total other receivables	671,958	573,449
Related parties (Note 29)	786,200	633,834
Total current trade and other receivables	2,721,584	2,231,130
Non-current	955,509	777,818
Current	1,766,075	1,453,312
Total	2,721,584	2,231,130

(*)       Includes Ps. 83,942 and Ps. 66,711 at June 30 of 2018 and 2017 respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (See Note 18)

As of June 30, 2018 and 2017, all non-current receivables are due within 7 years, from the end of the fiscal year.

The fair values of trade and other receivables approximate their respective carrying amounts because, due to their short-term nature, the impact of discounting is not considered significant. Fair values are based on discounted cash flows.

Trade receivables are generally presented in the statement of financial position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2.15.

Movements on the Group’s allowance for doubtful accounts and other receivables are as follows:

	06.30.18	06.30.17
Beginning of the year	131,748	93,532
Additions (Note 25)	86,645	49,360
Unused amounts reversed (Note 25)	(12,742)	(8,627)
Used during the year	(4,152)	(2,517)
End of the year	201,499	131,748

The allowance for doubtful accounts’ additions and unused amounts reversed have been included in “Selling expenses” in the statements of comprehensive income (Note 25). Amounts charged to the allowance account are generally written off, when no recovery is expected.

The Group’s trade receivables comprise: shopping mall leased related and services, leases office and related services, consumer financing; and sale of properties. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables (Note 5).

The Group also has receivables from related parties. Neither of which are due nor impaired.

Due to the distinct characteristics of each type of receivable, an aging analysis of past due unimpaired and impaired receivables are shown by type and class as of June 30, 2018 and 2017 (includes not past due receivables to reconcile with the amounts in the statements of financial position):

Type of receivables	Up to 3 months	3 to 6 months	Over 6 months	To mature	Allowed	Total
Shopping mall lease and services receivables	144,863	15,347	4,097	1,077,825	184,387	1,426,519
Office leases and services receivables	355	-	701	-	505	1,561
Consumer financing receivables	-	-	-	-	16,441	16,441
Properties sales receivables	1,273	-	16,674	2,291	-	20,238
Total as of June 30, 2018	146,491	15,347	21,472	1,080,116	201,333	1,464,759
Shopping mall leases and services receivables	61,085	3,605	9,364	941,762	115,792	1,131,608
Office leases and services receivables	1,838	376	305	2	5	2,526
Consumer financing receivables	-	-	-	-	15,786	15,786
Property sales receivable	1,982	34	368	3,126	-	5,510
Total as of June 30, 2017	64,905	4,015	10,037	944,890	131,583	1,155,430

Leases and services receivables from investment properties:

Trade receivables related to leases and services from the shopping malls and offices represent 97.5% and 98.1% of the Group’s total trade receivables as of June 30, 2018 and 2017, respectively. The Group has a large customer base and is not dependent on any single customer. Leases and services receivables that are not due and for which no allowance has been recorded relate to a wide and varied number of customers for whom there is no external credit rating available. Most of these customers have been actively renting a minimum of six months. New customers with less than six months are constantly monitored. At the end of the year, the Group has not experienced credit issues with these new customers.

As of June 30, 2018 and 2017, the Group provided for profit net with respect to leases and services receivables for an amount of Ps. 73,248 and Ps. 40,327, respectively.

Consumer financing receivables:

Trade receivables related to the residual activities of the Group represent only 1.1% and 1.4% of the Group’s total trade receivables as of June 30, 2018 and 2017, respectively.

As of June 30, 2018 and 2017, the Group provided for recorded net gains (losses) on impairment of consumer financing receivables in an amount of Ps. 655 and Ps. 406, respectively.

The estimation of the credit risk is complex and requires the use of rating and scoring models which are essential to measure default risk. In measuring the consumption credit risks of credit purchases made through credit cards and cash advances, the Company considers two components: (i) the probability of default by client or counterparty, and (ii) the likeable recovery rate of obligations in arrears. The models are reviewed regularly to check their effectiveness with respect to actual performance and, where necessary, to enhance them.

Receivables from the sale of properties:

Trade receivables related to the sale of properties represent 1.4% and 0.5% of the Group’s total trade receivables as of June 30, 2018 and 2017, respectively. Payments on these receivables are generally received when due and are generally secured by mortgages on the properties, thus credit risk on outstanding amounts is considered low.